State Tax-Free Income Trust	07/01/2008 - 06/30/2009

ICA File Number: 811-04521
Reporting Period: 07/01/2008 - 06/30/2009
T. Rowe Price State Tax-Free Income Trust

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4521

T. Rowe Price State Tax-Free Income Trust

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-3577

Date of fiscal year end: 2/28

Date of reporting period: 7/1/08 to 6/30/09

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price State Tax-Free Income Trust

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board – T. Rowe Price Funds

Date August 26, 2009

========================== GEORGIA TAX-FREE BOND FUND ==========================

The Fund held no securities during the period covered by this report in which there was a securityholder vote.  Accordingly, there are no proxy votes to report.

==================== MARYLAND SHORT-TERM TAX-FREE BOND FUND ====================

The Fund held no securities during the period covered by this report in which there was a securityholder vote.  Accordingly, there are no proxy votes to report.

========================= MARYLAND TAX-FREE BOND FUND ==========================

MD ST IND DEV FINANCING OUR LADY OF GOOD COUNSEL 5.5% DUE 5/1/20

Ticker:                      Security ID:  574221KE6
Meeting Date: OCT 8, 2008    Meeting Type: Consent Solicitation
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent                                 N/A       Yes          Management

--------------------------------------------------------------------------------

MD ST IND DEV FINANCING OUR LADY OF GOOD COUNSEL 6.0% DUE 5/1/35

Ticker:                      Security ID:  574221KF3
Meeting Date: OCT 8, 2008    Meeting Type: Consent Solicitation
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent                                 N/A       Yes          Management

========================= MARYLAND TAX-FREE MONEY FUND =========================

The Fund held no securities during the period covered by this report in which there was a securityholder vote.  Accordingly, there are no proxy votes to report.

======================== NEW JERSEY TAX-FREE BOND FUND =========================

NJ EDA 1ST MTG PRESBYTERIAN SER A 6.375% DUE 11/1/31

Ticker:                      Security ID:  645916NH6
Meeting Date: JAN 29, 2009   Meeting Type: Consent
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent granted                         N/A       Yes          Management

========================= NEW YORK TAX-FREE BOND FUND ==========================

The Fund held no securities during the period covered by this report in which there was a securityholder vote.  Accordingly, there are no proxy votes to report.

========================= NEW YORK TAX-FREE MONEY FUND =========================

The Fund held no securities during the period covered by this report in which there was a securityholder vote.  Accordingly, there are no proxy votes to report.

========================= VIRGINIA TAX-FREE BOND FUND ==========================

The Fund held no securities during the period covered by this report in which there was a securityholder vote.  Accordingly, there are no proxy votes to report.

=================================== END NPX REPORT==============================